Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Accrued Expenses and Other Current Liabilities

Note 7. Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Accrued expenses and taxes	$1,977	$1,292
Accrued unvested option liability	101	151
Deferred revenue	308	44
Deferred rent	373	38
Warranty reserve	18	40
Total accrued expenses	$2,777	$1,565